UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER


Report for the Calendar Year or Quarter Ended:    March 31, 2000

Name and Business Address of Institutional Investment Manager:

FEDERAL HOME LOAN MORTGAGE CORPORATION
8200 JONES BRANCH DRIVE
MCLEAN, VA  22102

Name, Title and Phone Number of Person Duly Authorized to Submit this Report:

VAUGHN A. CLARKE
SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER
703-903-3500

         The institutional investment manager submitting this Form and its attachment and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of McLean and State of Virginia on the 15th day of May, 2000.

                                    FEDERAL HOME LOAN MORTGAGE CORPORATION

                                    By: /s/ Vaughn A. Clarke
                                        ---------------------------------------
                                        Vaughn A. Clarke
                                        Senior Vice President and
                                        Chief Financial Officer


FEDERAL HOME LOAN MORTGAGE CORPORATION                              Form 13F                                 As of March 31, 2000



                                                                         Fair Market                     Investment      Voting
Name of Issuer                        Title of Class       CUSIP        Value (x$1000)       Shares      Discretion     Authority
--------------                        --------------       -----        --------------       ------      ----------     ---------

Blackrock Strategic Term Trust           Com             09247P108         $34,473          3,996,900       sole          sole
Blackrock 2001 Term Trust Inc.           Com             092477108        $100,588         11,254,600       sole          sole
                Total                                                     $135,061